Expense Example - FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO - FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO - Fidelity Series Sustainable Non-U.S. Developed Markets Fund - Fidelity Series Sustainable Non-US Developed Markets Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 1
3 years	$ 3